UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                                FORM 13F

                          FORM 13-F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 1999

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):    [ ] is a restatement
                                     [ ] adds new holdings
entries.

Institutional Investment Manager Filing this Report:

Name:   Greenleaf Capital Management
             803 Tower East
             20600 Chagrin Blvd.
             Shaker Heights, OH 44122

13-F File Number:

The institutional investment manager filing this report and the person by who it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:   Geofrey J. Greenleaf
Title:  Chairman and President
Phone:  (216) 752-8900
Signature, Place, and Date of Signing:

      Geofrey J. Greenleaf   Shaker Heights, OH    December 31, 1999


Report Type (Check only one.):

[X]          13F HOLDINGS REPORT.

[ ]          13F NOTICE.

[ ]          13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.



                          FORM 13F SUMMARY PAGE

REPORT SUMMARY:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    108

Form 13F Information Table Value Total:    $147,331


List of Other Included Managers:

No.  13F File Number      Name




           Item 6:                               Item 8:
          Item 1:               Item 2:      Item 3:    Item 4:   Item 5:
           Investment Discr Item 7:
             Voting Authority
        Name of Issuer      Title of Class    CUSIP   Fair Market Shares or
       (b) Shared-
Managers            (Shares)
                                               Number    Value    Principal
(a) Sole  As Defined (c) ShareSee Instr
(a) Sol (b) Shar(c) None
                                                                   Amount
        in Instr.       Other
Abbott Laboratories        Common           002824100    1,561.9    43,013
43,013
                43,013
Abercrombie & Fitch-CL A   Common           002896207    1,734.7    65,000
65,000
                      65,000
AER Energy Resources       Common           000944108       15.4    59,163
59,163
                  59,163
Alltel                     Common           020039103      300.2     3,631
3,631
    3,631
American Home Prod         Common           026609107      589.5    15,020
15,020
                  15,020
American Int'l Group       Common           026874107    1,291.9    11,948
11,948
                11,948
Amgen Inc.                 Common           031162100    2,717.3    45,241
45,241
            45,241
Asyst Technologies         Common           04648X107    2,742.2    41,825
41,825
                41,825
AT&T                       Common           001957109      331.6     6,525
6,525
        6,525
Avery Dennison             Common           053611109    2,140.3    29,370
29,370
              29,370
BB&T Corp                  Common           054937107    1,599.8    58,439
58,439
              58,439
Becton Dickinson & Co.     Common           075887109    1,516.3    56,289
56,289
                   56,289
BJ Wholesale Club          Common           05548J106    2,277.6    62,400
62,400
               62,400
BMC Software Inc.          Common           055921100    3,555.5    44,478
44,478
                 44,478
BP Amoco PLC               Common           055622104      485.5     8,186
8,186
               8,186
Bristol-Meyers Squibb      Common           110122108      401.5     6,255
6,255
               6,255
Cedar Fair                 Dep. Unit        150185106    2,944.0   151,947
151,947
         151,947
Chart Industries Ind.      Common           16115Q100       47.5    11,870
11,870
             11,870
Cintas                     Common           172908105      328.8     6,190
6,190
      6,190
Cisco Systems              Common           17275R102    9,405.1    87,796
87,796
             87,796
Clarify Inc.               Common           180492100    3,279.3    26,026
26,026
         26,026
Cleveland-Cliffs Inc.      Common           185896107      353.2    11,349
11,349
             11,349
Credence Systems           Common           225302108      899.6    10,400
10,400
               10,400
Dal-Tile Int'l Inc.        Common           23426R108    2,451.5   242,125
242,125
            242,125
Datawatch Corp.            Common           237917109       83.3    41,000
41,000
             41,000
Dayton Hudson Corp.        Common           239753106      287.9     3,920
3,920
                 3,920
DeVry Inc.                 Common           251893103    1,030.3    54,950
54,950
           54,950
Disney (Walt)              Common           254687106    1,452.8    49,668
49,668
            49,668
Dover Corp.                Common           260003108    2,038.0    44,915
44,915
            44,915
Dow Chemical               Common           260543103      918.9     6,877
6,877
             6,877
Duke-Weeks Realty Corp.    Common           264411505    1,114.4    57,150
57,150
                     57,150
Electro Scientific Ind.    Common           285229100    1,335.9    18,300
18,300
              18,300
Emerson Electric           Common           291011104    1,380.3    24,057
24,057
              24,057
EOG Resources Inc.         Common           26875P101      363.5    20,700
20,700
                 20,700
Expeditors Int'l Wash.     Common           302130109    4,495.6   102,610
102,610
                 102,610
Exxon Mobil Corp.          Common           30231G102    2,943.5    36,537
36,537
                 36,537
Fifth Third Bancorp        Common           316773100      334.2     4,555
4,555
             4,555
Fleet Boston Corp.         Common           33901A108      433.1    12,442
12,442
               12,442
General Electric           Common           369604103    2,012.8    13,007
13,007
            13,007
Genzyme                    Common           372917104    1,477.6    32,835
32,835
           32,835
Gilead Sciences Inc.       Common           375558103      431.9     7,980
7,980
             7,980
Gillette Company           Common           375766102      905.1    21,975
21,975
              21,975
GTE Corp.                  Common           362320103    1,013.5    14,363
14,363
            14,363
Harmonic, Inc.             Common           413160102    3,349.4    35,280
35,280
             35,280
Henry (Jack) & Assoc., Inc.Common           426281101    1,954.0    36,395
36,395
                    36,395
Hewlett Packard            Common           428236103    2,224.6    19,557
19,557
              19,557
HI/FN, Inc.                Common           428358105      355.9     9,185
9,185
         9,185
Home Depot                 Common           437076102      451.5     6,567
6,567
            6,567
Huntington Bancshares      Common           446150104      310.2    12,991
12,991
                 12,991
IBM                        Common           459200101      274.4     2,544
2,544
      2,544
Illinois Tool Works        Common           452308109    2,931.7    43,392
43,392
               43,392
Intel                      Common           458140100    5,543.3    67,344
67,344
      67,344
John Hancock Bk & Thrift   Sh.Ben.Int       409735107    1,301.4   154,238
154,238
                    154,238
Johnson & Johnson          Common           478160104      223.8     2,400
2,400
               2,400
Jones Pharma Inc.          Common           480236108      485.4    11,175
11,175
              11,175
Keane, Inc.                Common           486665102    2,415.8    75,200
75,200
          75,200
KeyCorp                    Common           493267108      395.4    17,870
17,870
          17,870
Kimberly-Clark             Common           494368103      211.6     3,233
3,233
            3,233
Landec Corp.               Common           514766104      248.3    33,100
33,100
            33,100
Lucent Technologies Inc.   Common           549463107      204.3     2,724
2,724
                 2,724
Matria Healthcare Inc.     Common           576817100      346.1    83,900
83,900
               83,900
Matrix Pharmaceutical      Common           576844104      392.8    82,700
82,700
                82,700
Mattel Inc.                Common            577081102     639.6    48,733
48,733
         48,733
McDonald's                 Common           580135101    2,546.4    63,166
63,166
            63,166
Medtronic, Inc.            Common           585055106      245.8     6,746
6,746
           6,746
Merck                      Common           589331107      771.0    11,476
11,476
        11,476
MFS Multimarket Income TrusSh.Ben.Int        552737108     277.9    50,533
50,533
                      50,533
Microsoft                  Common           594918104    4,405.6    37,735
37,735
          37,735
Morgan Stanley Emerg Mkts FCommon           61744G107      689.2    42,250
42,250
                        42,250
Minnesota Mining & Mfg.    Common            604059105     287.7     2,939
2,939
                   2,939
Morton Industrial Group, InCommon           619328107      157.0    44,846
44,846
                   44,846
National City Corp.        Common           635405103      348.9    14,728
14,728
              14,728
NCS Healthcare Inc. - CL A Common           628874109       38.5    16,000
16,000
                   16,000
Neogen                     Common           640491106    1,002.5   190,950
190,950
          190,950
Netrix Corp.               Common           641148101      822.3    55,050
55,050
          55,050
Nortel Networks Corp.      Common           656569100    6,473.5    64,094
64,094
                  64,094
Novamed, Inc.              Common           66986S107       12.5    20,000
20,000
            20,000
NUMED Home Health Care Inc.Common           67052T201        0.9    13,250
13,250
                         13,250
Omnicom Group Inc.         Common           681919106    1,886.0    18,860
18,860
                  18,860
Oppenheimer Multi-Sector InSh.Ben.Int       683933105       97.6    12,800
12,800
                  12,800
Parametric Technology Corp Common           699173100    2,389.6    88,300
88,300
                      88,300
PepsiCo Inc.               Common           713448108    2,206.9    62,606
62,606
           62,606
PetsMart Inc.              Common           716768106      356.5    62,000
62,000
           62,000
Power Integrations, Inc.   Common           741477103    1,144.0    23,864
23,864
                 23,864
Procter & Gamble           Common           742718109    2,326.9    21,238
21,238
                21,238
Qualcomm Inc.              Common           747525103      281.8     1,600
1,600
            1,600
Qwest Com Intl Inc         Common           749121109    2,686.7    62,482
62,482
                62,482
R & B Falcon Corp.         Common           74912E101      282.6    21,330
21,330
                21,330
Royal Dutch Petroleum      Common           780257804    2,631.0    43,442
43,442
                   43,442
Schering Plough            Common           806605101    1,197.7    28,265
28,265
              28,265
Schlumberger Ltd.          Common           806857108      252.6     4,500
4,500
             4,500
Schwab (Charles)           Common           808513105      660.0    17,256
17,256
              17,256
SCI Systems, Inc.          Common           783890106      382.2     4,650
4,650
            4,650
Sky Financial Group, Inc.  Common           83080P103      347.0    17,242
17,242
                 17,242
Sovereign Bancorp          Common           845905108    1,094.8   146,890
146,890
                 146,890
Stericycle Inc.            Common           858912108    1,026.7    54,575
54,575
           54,575
Steris Corp.               Common           859152100    2,626.8   256,275
256,275
           256,275
Sun Microsystems           Common           866810104      309.8     4,000
4,000
              4,000
TJX Companies, Inc.        Common           872540109    1,939.5    94,900
94,900
                 94,900
TRO Learning Inc.          Common           87263r109      378.5    70,420
70,420
              70,420
TRW                        Common           872649108      637.8    12,281
12,281
        12,281
Templeton Global Inc.Fund  Common           880198106      687.5   117,023
117,023
                     117,023
Ventana Medical Systems    Common           92276H106    1,678.8    67,490
67,490
                     67,490
Vitesse Semiconductor Corp.Common           928497106    3,134.7    59,780
59,780
                      59,780
Walgreen                   Common           931422109      432.9    14,800
14,800
         14,800
Warner-Lambert             Common           934488107      661.1     8,068
8,068
             8,068
Watson Pharmaceuticals Inc Common           942683103    2,865.4    80,010
80,010
                     80,010
Wells Fargo Company        Common            949740104   1,365.9    33,779
33,779
                   33,779


13F REPORT  4TH Q 1999                      GRAND TOTAL 147,331.0
